United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4577

(Investment Company Act File Number)

Federated Income Securities Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/17

Date of Reporting Period: Quarter ended 01/31/17

Item 1.	Schedule of Investments

Federated Muni and Stock Advantage Fund
Portfolio of Investments
January 31, 2017 (unaudited)
Shares or Principal Amount			Value
		COMMON STOCKS—46.7%
		Consumer Discretionary—2.7%
213,153		American Eagle Outfitters, Inc.	$3,220,742
37,912		Brinker International, Inc.	1,687,084
125,738		Goodyear Tire & Rubber Co.	4,072,654
38,407		Home Depot, Inc.	5,284,035
32,149		McDonald's Corp.	3,940,503
159,954		Regal Entertainment Group, Class A	3,624,557
42,420		Time Warner, Inc.	4,108,377
100,341		TJX Cos., Inc.	7,517,548
96,332		Tribune Co., Class A	2,778,215
136,349		Twenty-First Century Fox, Inc., Class A	4,278,631
		TOTAL	40,512,346
		Consumer Staples—3.5%
57,890		Altria Group, Inc.	4,120,610
53,052		Colgate-Palmolive Co.	3,426,098
180,395		ConAgra Foods, Inc.	7,051,640
47,191		CVS Health Corp.	3,719,123
131,506		Energizer Holdings, Inc.	6,637,108
43,357		Ingredion, Inc.	5,557,934
86,755		Smucker (J.M.) Co.	11,785,667
42,335		The Kraft Heinz Co.	3,780,092
97,604		Wal-Mart Stores, Inc.	6,514,091
		TOTAL	52,592,363
		Energy—6.1%
126,580		Anadarko Petroleum Corp.	8,801,107
203,314		Baker Hughes, Inc.	12,825,047
102,148		BP PLC, ADR	3,675,285
15,947		Chevron Corp.	1,775,698
77,032		ConocoPhillips	3,756,080
108,701		Eni SpA, ADR	3,359,948
409,780		Ensco PLC	4,474,798
51,900		EOG Resources, Inc.	5,272,002
96,948		Exxon Mobil Corp.	8,132,968
299,254		Frank's International NV	3,543,167
81,886		Helmerich & Payne, Inc.	5,827,008
373,751		Nabors Industries Ltd.	6,073,454
184,807		Oceaneering International, Inc.	5,146,875
21,646		Schlumberger Ltd.	1,811,987
99,046	[1]	TechnipFMC PLC	3,329,927
44,865		Tesoro Petroleum Corp.	3,627,335
104,887		TOTAL SA, ADR	5,303,087
57,803		Valero Energy Corp.	3,801,125
		TOTAL	90,536,898
		Financials—12.5%
127,390		Aflac, Inc.	8,916,026
160,095		Allstate Corp.	12,040,745

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Financials—continued
59,052		American Express Co.	$4,510,392
559,031		Bank of America Corp.	12,656,462
196,334		BB&T Corp.	9,068,668
220,498		Citigroup, Inc.	12,310,403
58,395		CME Group, Inc.	7,070,467
158,240		Discover Financial Services	10,962,867
157,082		East West Bancorp, Inc.	8,080,298
33,885		Goldman Sachs Group, Inc.	7,770,508
88,734		Hartford Financial Services Group, Inc.	4,322,233
179,846		JPMorgan Chase & Co.	15,220,367
122,655		Lazard Ltd., Class A	5,210,384
184,746		MetLife, Inc.	10,052,030
285,185		Morgan Stanley	12,117,511
279,550		Old Republic International Corp.	5,814,640
97,368		PNC Financial Services Group	11,728,949
228,814		Sun Life Financial, Inc.	9,029,001
147,299		The Bank of New York Mellon Corp.	6,588,684
45,773		Travelers Cos., Inc.	5,391,144
85,165		U.S. Bancorp	4,483,937
40,978		Zions Bancorporation	1,728,862
		TOTAL	185,074,578
		Health Care—5.5%
97,326		Abbott Laboratories	4,065,307
98,980		AbbVie, Inc.	6,048,668
33,276		Aetna, Inc.	3,946,866
24,948	[1]	Allergan PLC	5,460,868
45,922		Amgen, Inc.	7,195,059
30,733		Anthem, Inc.	4,737,185
164,457		Baxter International, Inc.	7,879,135
99,218		Bristol-Myers Squibb Co.	4,877,557
79,760		Gilead Sciences, Inc.	5,778,612
90,575		GlaxoSmithKline PLC, ADR	3,560,503
82,594		Johnson & Johnson	9,353,770
225,868		Merck & Co., Inc.	14,001,557
13,304		Quest Diagnostics, Inc.	1,222,904
25,513		UnitedHealth Group, Inc.	4,135,657
		TOTAL	82,263,648
		Industrials—5.6%
74,331		Alaska Air Group, Inc.	6,973,735
109,601		Arconic, Inc.	2,497,807
25,589		Boeing Co.	4,181,754
31,816		Carlisle Cos., Inc.	3,471,444
90,079		Delta Air Lines, Inc.	4,255,332
24,307		Dun & Bradstreet Corp.	2,980,524
49,850		Eaton Corp. PLC	3,528,383
22,355		General Dynamics Corp.	4,048,043
50,589		Huntington Ingalls Industries, Inc.	9,812,243
49,075		Ingersoll-Rand PLC	3,894,101
67,568		L-3 Technologies, Inc.	10,722,366

Shares or Principal Amount		Value
	COMMON STOCKS—continued
	Industrials—continued
58,601	ManpowerGroup, Inc.	$5,594,052
163,420	Masco Corp.	5,384,689
27,170	Parker-Hannifin Corp.	3,997,522
26,896	Stanley Black & Decker Inc.	3,335,104
32,108	United Technologies Corp.	3,521,284
74,566	Waste Management, Inc.	5,182,337
	TOTAL	83,380,720
	IT Services—5.4%
63,158	Apple, Inc.	7,664,223
243,715	Applied Materials, Inc.	8,347,239
320,034	Cisco Systems, Inc.	9,831,445
235,503	Corning, Inc.	6,238,474
229,334	Hewlett Packard Enterprise Co.	5,201,295
595,360	HP, Inc.	8,960,168
61,943	Lam Research Corp.	7,114,773
6,320	Leidos Holdings, Inc.	305,382
84,078	Qualcomm, Inc.	4,492,288
88,637	TE Connectivity Ltd.	6,590,161
193,183	Texas Instruments, Inc.	14,593,044
	TOTAL	79,338,492
	Materials—1.6%
75,472	Cabot Corp.	4,178,885
165,270	CRH PLC, ADR	5,705,120
101,523	Domtar, Corp.	4,435,540
111,376	Dow Chemical Co.	6,641,351
45,718	Rio Tinto PLC, ADR	2,047,709
	TOTAL	23,008,605
	Telecommunication Services—1.9%
243,840	AT&T, Inc.	10,280,294
7,655	BCE, Inc.	345,394
176,563	CenturyLink, Inc.	4,565,919
259,774	Verizon Communications, Inc.	12,731,524
	TOTAL	27,923,131
	Utilities—1.9%
61,181	American Electric Power Co., Inc.	3,919,255
39,752	Dominion Resources, Inc.	3,032,282
33,706	DTE Energy Co.	3,324,760
45,493	Duke Energy Corp.	3,573,020
56,634	Exelon Corp.	2,032,028
26,376	NextEra Energy, Inc.	3,263,239
57,451	PPL Corp.	2,001,593
55,431	Public Service Enterprises Group, Inc.	2,452,822
24,502	Sempra Energy	2,508,760
49,934	Southern Co.	2,468,237
	TOTAL	28,575,996
	TOTAL COMMON STOCKS (IDENTIFIED COST $627,658,457)	693,206,777
	MUNICIPAL BONDS—50.5%
	Alabama—0.4%
2,000,000	Alabama State Port Authority, Docks Facilities Revenue Bonds (Series 2010), 5.75%, 10/1/2030	2,256,820

Shares or Principal Amount			Value
		MUNICIPAL BONDS—continued
		Alabama—continued
$700,000		Alabama State Port Authority, Docks Facilities Revenue Bonds (Series 2010), 6.00%, 10/1/2040	$798,959
2,000,000		Selma, AL IDB, (International Paper Co.), Revenue Bonds (Series 2011A), 5.375%, 12/1/2035	2,220,040
		TOTAL	5,275,819
		Alaska—0.2%
3,225,000		Valdez, AK Marine Terminal, (BP PLC), Revenue Refunding Bonds (Series 2003B), 5.00%, 1/1/2021	3,563,302
		Arizona—1.0%
3,000,000		Arizona Board of Regents, (Arizona State University), System Revenue & Refunding Bonds (Series 2015A Green Bonds), 5.00%, 7/1/2024	3,580,980
665,000	[2,3]	Maricopa County, AZ, IDA, (Paradise Schools), Revenue Refunding Bonds, 5.00%, 7/1/2036	665,466
3,000,000		Phoenix, AZ IDA, (Great Heart Academies), Education Facility Revenue Bonds (Series 2014A), 5.00%, 7/1/2034	3,145,650
3,990,000		Salt River Project, AZ Agricultural Improvement & Power District, Electric System Revenue Bonds (Series 2008A), 5.00% (United States Treasury PRF 1/1/2018@100), 1/1/2038	4,137,869
2,500,000		Salt Verde Financial Corp., AZ, Senior Gas Revenue Bonds (Series 2007), 5.00% (Citigroup, Inc. GTD), 12/1/2037	2,824,350
		TOTAL	14,354,315
		California—4.7%
2,000,000	[4]	Bay Area Toll Authority, CA San Francisco Bay Area Toll Bridge Revenue Bonds (Series 2006C-1), 1.56% TOBs (Bay Area Toll Authority, CA), Mandatory Tender 5/1/2023	1,985,200
2,500,000	[4]	Bay Area Toll Authority, CA San Francisco Bay Area Toll Bridge Revenue Bonds (SIFMA Index Rate Bonds Series 2001A), 1.91% TOBs (Bay Area Toll Authority, CA), Mandatory Tender 4/1/2027	2,515,325
2,000,000		California Health Facilities Financing Authority, (Providence Health & Services), Revenue Bonds (Series 2014B), 5.00%, 10/1/2044	2,183,240
500,000	[2,3]	California School Finance Authority, (KIPP LA), School Facility Revenue Bonds (Series 2014A), 5.00%, 7/1/2034	518,150
1,500,000	[2,3]	California School Finance Authority, (KIPP LA), School Facility Revenue Bonds (Series 2014A), 5.125%, 7/1/2044	1,551,810
1,135,000	[2,3]	California School Finance Authority, (KIPP LA), School Facility Revenue Bonds (Series 2015A), 5.00%, 7/1/2045	1,168,744
2,540,000		California State, School Facilities UT GO Bonds, 4.00%, 9/1/2032	2,657,348
2,000,000		California State, School Facilities UT GO Bonds, 5.00%, 11/1/2031	2,283,360
3,000,000		California State, UT GO Bonds, 5.00% (United States Treasury PRF 11/1/2017@100), 11/1/2022	3,094,350
5,000,000	[4]	California State, UT GO Bonds (Index Floating Rate Bonds Series 2013D), 1.24%, 12/1/2017	5,008,050
2,500,000		California State, Various Purpose Refunding GO Bonds, 5.00%, 2/1/2038	2,767,250
2,500,000		California State, Various Purpose UT GO Bonds (Series 2013), 5.00%, 10/1/2022	2,929,450
1,125,000	[2,3]	California Statewide CDA, (899 Charleston LLC), Revenue Refunding Bonds (Series 2014A), 5.25%, 11/1/2044	1,135,237
1,625,000	[2,3]	California Statewide CDA, (Loma Linda University Medical Center), Revenue Bonds (Series 2016A), 5.00%, 12/1/2046	1,661,384
2,000,000		California Statewide CDA, (Sutter Health), Revenue Refunding Bonds (Series 2011D), 5.25%, 8/15/2031	2,284,420
2,935,000		Chula Vista, CA Municipal Finance Authority, Special Tax Revenue Refunding Bonds (Series 2013), 5.50%, 9/1/2028	3,370,290
500,000		Corona-Norco USDT Community Facilities District No. 98-1, CA, 2013 Special Tax Refunding Bonds, 5.00%, 9/1/2032	550,535
3,000,000		Foothill/Eastern Transportation Corridor Agency, CA, Toll Road Revenue Refunding Bonds (Series 2013A), 5.75%, 1/15/2046	3,419,820
5,500,000		Golden State Tobacco Securitization Corp., CA, (California State), Enhanced Tobacco Settlement Asset-Backed Bonds (Series 2015A), 5.00%, 6/1/2040	6,074,860
4,450,000		Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Revenue Bonds (Series 2007A-1), 4.50%, 6/1/2027	4,476,700
265,000		Irvine, CA Reassessment District No. 13-1, LO Improvement Bonds, 5.00%, 9/2/2021	295,470
1,740,000		M-S-R Energy Authority, CA, Gas Revenue Bonds (Series 2009A), 6.125% (Citigroup, Inc. GTD), 11/1/2029	2,145,698
3,000,000		San Francisco, CA City & County Airport Commission, Second Series Revenue Bonds (Series 2009E), 6.00%, 5/1/2039	3,299,670
2,000,000		San Jose, CA Airport, Airport Revenue Bonds (Series 2011A-2), 5.00%, 3/1/2031	2,187,640
1,000,000		Trustees of the California State University, Systemwide Revenue Bonds (Series 2014A), 5.00%, 11/1/2039	1,132,170
3,550,000		Trustees of the California State University, Systemwide Revenue Bonds (Series 2015A), 5.00%, 11/1/2030	4,176,326
2,500,000		University of California (The Regents of), General Revenue Bonds (Series 2013AI), 5.00%, 5/15/2032	2,859,975
2,000,000		University of California (The Regents of), Limited Project Revenue Bonds (Series 2012G), 5.00%, 5/15/2031	2,279,220
		TOTAL	70,011,692
		Colorado—1.8%
1,500,000	[2,3]	Colorado Educational & Cultural Facilities Authority, (University Lab School), Charter School Refunding & Improvement Revenue Bonds (Series 2015), 5.00%, 12/15/2035	1,489,050

Shares or Principal Amount		Value
	MUNICIPAL BONDS—continued
	Colorado—continued
$1,250,000	Colorado Health Facilities Authority, (Christian Living Communities), Revenue Refunding Bonds (Series 2016), 5.00%, 1/1/2031	$1,278,388
250,000	Colorado Health Facilities Authority, (Christian Living Communities), Revenue Refunding Bonds (Series 2016), 5.00%, 1/1/2037	250,310
3,750,000	Colorado Health Facilities Authority, (Sisters of Charity of Leavenworth Health System), Revenue Bonds (Series 2013A), 5.00%, 1/1/2044	4,090,387
600,000	Colorado Health Facilities Authority, (Total Longterm Care National Obligated Group), Revenue Bonds (Series 2010A), 6.00% (United States Treasury PRF 11/15/2020@100), 11/15/2030	697,086
5,170,000	Colorado Springs, CO Utility System, Utilities System Revenue Bonds (Series 2014A-1), 5.00%, 11/15/2044	5,799,241
1,160,000	Colorado State Higher Education Capital Construction Lease Purchase Financing Program, COPs (Series 2008), 5.50% (United States Treasury PRF 11/1/2018@100), 11/1/2027	1,248,473
2,475,000	Denver (City & County), CO, (Denver, CO City & County Airport Authority), Airport System Revenue Bonds (Series 2013B), 5.00%, 11/15/2043	2,713,144
2,800,000	E-470 Public Highway Authority, CO, Revenue Bonds (Series 2010C), 5.375%, 9/1/2026	3,038,980
5,000,000	University of Colorado, Tax-Exempt University Enterprise Revenue Bonds (Series 2013A), 5.00%, 6/1/2032	5,652,750
	TOTAL	26,257,809
	Delaware—0.2%
2,000,000	University of Delaware, Revenue Bonds (Series 2013A), 5.00%, 11/1/2022	2,344,440
	District of Columbia—0.6%
2,000,000	District of Columbia Income Tax Revenue, Income Tax Secured Revenue Refunding Bonds (Series 2010A), 5.00%, 12/1/2019	2,207,300
1,435,000	District of Columbia Revenue, (Friendship Public Charter School, Inc.), Revenue Bonds (Series 2016A), 5.00%, 6/1/2041	1,449,838
525,000	District of Columbia, (KIPP DC), Revenue Bonds (Series 2013A), 6.00%, 7/1/2048	599,508
3,100,000	District of Columbia, UT GO Bonds (Series 2016A), 5.00%, 6/1/2027	3,734,353
1,000,000	Washington Metropolitan Area Transit Authority, Gross Revenue Transit Bonds (Series 2009A), 5.125%, 7/1/2032	1,075,820
	TOTAL	9,066,819
	Florida—2.9%
1,135,000	Atlantic Beach, FL Health Care Facilities, (Fleet Landing Project, FL), Revenue & Refunding Bonds (Series 2013A), 5.00%, 11/15/2019	1,217,923
3,000,000	Central Florida Expressway Authority, Senior Lien Revenue Refunding Bonds (Series 2016B), 4.00%, 7/1/2030	3,139,020
4,930,000	Florida State Board of Education, (Florida State), Public Education Capital Outlay Refunding Bonds (Series 2016A), 5.00%, 6/1/2024	5,911,070
665,000	Jacksonville, FL Sales Tax, Revenue Refunding Bonds (Series 2012), 5.00%, 10/1/2021	757,581
1,000,000	Jacksonville, FL Sales Tax, Revenue Refunding Bonds (Series 2012), 5.00%, 10/1/2029	1,114,920
1,250,000	Jacksonville, FL Sales Tax, Revenue Refunding Bonds (Series 2012A), 5.00%, 10/1/2029	1,400,613
2,230,000	Jacksonville, FL Sales Tax, Sales Tax Revenue Refunding Bonds (Series 2016), 4.00%, 10/1/2028	2,387,550
1,100,000	Miami-Dade County, FL Aviation, Revenue Bonds (Series 2008B), 5.00% (United States Treasury PRF 10/1/2018@100), 10/1/2023	1,171,104
2,000,000	Miami-Dade County, FL Expressway Authority, Toll System Revenue Refunding Bonds (Series 2013A), 5.00%, 7/1/2027	2,258,840
1,000,000	Miami-Dade County, FL Expressway Authority, Toll System Revenue Refunding Bonds (Series 2013A), 5.00%, 7/1/2028	1,126,980
5,215,000	Miami-Dade County, FL Transit System Sales Surtax Revenue Bonds (Series 2012), 5.00%, 7/1/2042	5,733,058
4,000,000	Miami-Dade County, FL Water & Sewer, Water & Sewer System Revenue Refunding Bonds (Series 2015), 5.00%, 10/1/2023	4,707,800
1,400,000	Miami-Dade County, FL, (Miami-Dade County, FL Seaport), Seaport Revenue Bonds (Series 2013A), 5.75%, 10/1/2030	1,598,072
1,600,000	Miami-Dade County, FL, (Miami-Dade County, FL Seaport), Seaport Revenue Bonds (Series 2013A), 5.75%, 10/1/2032	1,830,736
3,435,000	Orange County, FL Tourist Development Tax, Revenue Refunding Bonds (Series 2015), 5.00%, 10/1/2023	4,017,232
335,000	Palm Beach County, FL Health Facilities Authority, (Sinai Residences of Boca Raton), Revenue Bonds (Series 2014A), 7.25%, 6/1/2034	386,878
2,980,000	Port St. Lucie, FL Utility System, Revenue Refunding Bonds (Series 2016), 4.00%, 9/1/2030	3,130,103
1,270,000	Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 2006), 5.40%, 5/1/2037	1,236,345
	TOTAL	43,125,825
	Georgia—2.2%
5,000,000	Athens-Clarke County, GA Water & Sewerage, Revenue Bonds (Series 2008), 5.625% (United States Treasury PRF 1/1/2019@100), 1/1/2028	5,424,900
1,000,000	Atlanta, GA Airport General Revenue, Airport General Revenue Refunding Bonds (Series 2014B), 5.00%, 1/1/2033	1,131,400
3,000,000	Atlanta, GA Water & Wastewater, Revenue Bonds (Series 2009A), 6.25% (United States Treasury PRF 11/1/2019@100), 11/1/2034	3,400,950
6,000,000	Atlanta, GA Water & Wastewater, Revenue Refunding Bonds (Series 2015), 5.00%, 11/1/2040	6,758,820

Shares or Principal Amount		Value
	MUNICIPAL BONDS—continued
	Georgia—continued
$1,500,000	DeKalb Private Hospital Authority, GA, (Children's Healthcare of Atlanta, Inc.), RACs (Series 2009), 5.00%, 11/15/2024	$1,636,755
4,000,000	Fulton County, GA Development Authority, (Piedmont Healthcare, Inc.), Revenue Bonds (Series 2014A), 5.00%, 7/1/2044	4,339,880
2,500,000	Fulton County, GA Residential Care Facilities, (Lenbrook Square Foundation, Inc.), Retirement Facility Refunding Revenue Bonds (Series 2016), 5.00%, 7/1/2036	2,634,250
6,000,000	Georgia State, GO Refunding Bonds (Series 2016C-1), 5.00%, 7/1/2024	7,230,360
	TOTAL	32,557,315
	Guam—0.4%
1,750,000	Guam Government LO (Section 30), Revenue Refunding Bonds (Series 2016A), 5.00%, 12/1/2034	1,907,378
2,565,000	Guam Government LO (Section 30), Bonds (Series 2009A), 5.625% (United States Treasury PRF 12/1/2019@100), 12/1/2029	2,862,796
500,000	Guam Power Authority, Revenue Bonds (Series 2012A), 5.00%, 10/1/2034	519,955
	TOTAL	5,290,129
	Hawaii—0.1%
1,250,000	Hawaii State Department of Budget & Finance, (Hawaiian Electric Co., Inc.), Special Purpose Revenue Bonds (Series 2009), 6.50%, 7/1/2039	1,358,537
	Idaho—0.1%
2,000,000	Idaho Health Facilities Authority, (Terraces of Boise), Revenue Bonds (Series 2013A), 7.75%, 10/1/2034	2,106,900
	Illinois—3.3%
2,000,000	Chicago, IL Midway Airport, Second Lien Revenue Refunding Bonds (Series 2014B), 5.00%, 1/1/2035	2,180,260
2,000,000	Chicago, IL Midway Airport, Second Lien Revenue Refunding Bonds (Series 2014B), 5.00%, 1/1/2036	2,175,140
305,000	Chicago, IL O'Hare International Airport, General Airport Senior Lien Revenue Refunding Bonds (Series 2016B), 5.00%, 1/1/2041	331,730
1,000,000	Chicago, IL O'Hare International Airport, General Airport Third Lien Revenue Bonds (Series 2011A), 5.75%, 1/1/2039	1,122,110
1,000,000	Chicago, IL Sales Tax, Revenue Refunding Bonds (Series 2002), 5.00%, 1/1/2027	1,073,570
5,875,000	Chicago, IL Water Revenue, Second Lien Water Revenue Refunding Bonds (Series 2004), 5.00%, 11/1/2024	6,627,646
3,900,000	Chicago, IL, UT GO Refunding Bonds (Series 2017A), 6.00%, 1/1/2038	3,902,652
415,000	DuPage County, IL, (Naperville Campus LLC), Special Tax Bonds (Series 2006), 5.625%, 3/1/2036	402,471
1,500,000	Illinois Finance Authority, (Depaul University), Revenue Bonds (Series 2016), 5.00%, 10/1/2041	1,648,230
825,000	Illinois Finance Authority, (Depaul University), Revenue Refunding Bonds (Series 2016A), 4.00%, 10/1/2032	846,277
1,000,000	Illinois Finance Authority, (Friendship Village of Schaumburg), Revenue Bonds (Series 2005A), 5.625%, 2/15/2037	970,750
5,000,000	Illinois Finance Authority, (Northwestern University), Revenue Bonds (Series 2015), 5.00%, 12/1/2026	5,992,000
2,000,000	Illinois State Toll Highway Authority, Toll Highway Senior Revenue Bonds (Series 2014B), 5.00%, 1/1/2039	2,197,000
4,000,000	Illinois State, (Illinois State Sales Tax), Build Illinois Bonds (Series 2016C), 4.00%, 6/15/2025	4,313,960
2,000,000	Illinois State, GO Refunding Bonds (Series 2016), 5.00%, 2/1/2020	2,097,320
775,000	Illinois State, GO Refunding Bonds (Series February 2010), 5.00%, 1/1/2024	791,182
1,500,000	Illinois State, UT GO Bonds (Series 2013A), 5.00%, 4/1/2035	1,500,690
2,950,000	Illinois State, UT GO Bonds (Series June 2013), 5.50%, 7/1/2038	3,049,592
1,265,000	Illinois State, UT GO Bonds (Series May 2014), 5.00%, 5/1/2033	1,270,250
2,480,000	Illinois State, UT GO Refunding Bonds (Series May 2012), 5.00%, 8/1/2025	2,552,218
1,500,000	Metropolitan Pier & Exposition Authority, IL, McCormick Place Expansion Project Bonds (Series 2010A), 5.50%, 6/15/2050	1,551,105
2,200,000	Railsplitter Tobacco Settlement Authority, IL, Tobacco Settlement Revenue Bonds (Series 2010), 6.00%, 6/1/2028	2,501,202
	TOTAL	49,097,355
	Indiana—1.3%
2,750,000	Indiana Municipal Power Agency, Power Supply System Revenue Bonds (Series 2013A), 5.25%, 1/1/2034	3,093,282
765,000	Indiana State Finance Authority Hospital Revenue, (Indiana University Health Obligated Group), Hospital Revenue Refunding Bonds (Series 2014A), 5.00%, 12/1/2029	871,932
1,095,000	Indiana State Finance Authority Midwestern Relief, (Ohio Valley Electric Corp.), Midwestern Disaster Relief Revenue Bonds (Series 2012A), 5.00%, 6/1/2032	1,103,432
1,415,000	Indiana State Finance Authority Wastewater Utilities, (CWA Authority), First Lien Wastewater Utility Revenue Bonds (Series 2011A), 5.00%, 10/1/2021	1,605,883
1,415,000	Indiana State Finance Authority Wastewater Utilities, (CWA Authority), First Lien Wastewater Utility Revenue Bonds (Series 2012A), 5.00%, 10/1/2029	1,590,036

Shares or Principal Amount			Value
		MUNICIPAL BONDS—continued
		Indiana—continued
$4,000,000		Indiana State Finance Authority Wastewater Utilities, (CWA Authority), First Lien Wastewater Utility Revenue Bonds (Series 2014A), 5.00%, 10/1/2039	$4,448,520
2,810,000		Indiana University, Student Fee Bonds (Series W-1)/(Green Bonds), 5.00%, 8/1/2026	3,312,793
2,500,000		Whiting, IN Environmental Facilities, (BP PLC), Revenue Bonds (Series 2009), 5.25%, 1/1/2021	2,785,600
		TOTAL	18,811,478
		Iowa—0.7%
600,300		Iowa Finance Authority, (Deerfield Retirement Community, Inc.), Senior Living Facility Revenue Refunding Bonds (Series 2014A), 5.40%, 11/15/2046	570,285
112,608	[1]	Iowa Finance Authority, (Deerfield Retirement Community, Inc.), Senior Living Facility Revenue Refunding Bonds (Series 2014B), 2.00%, 5/15/2056	1,180
840,000		Iowa Finance Authority, (Iowa Fertilizer Co. LLC), Midwestern Disaster Area Revenue Bonds (Series 2013), 5.875%, 12/1/2027	848,996
970,000		Iowa Finance Authority, (Iowa Fertilizer Co.), Midwestern Disaster Area Revenue Bonds (Series 2013), 5.00%, 12/1/2019	974,026
1,500,000		Iowa Finance Authority, (Iowa Fertilizer Co.), Midwestern Disaster Area Revenue Bonds (Series 2013), 5.50%, 12/1/2022	1,507,500
2,000,000		Tobacco Settlement Authority, IA, Tobacco Settlement Asset-Backed Bonds (Series 2005C), 5.375%, 6/1/2038	1,911,860
2,500,000		Tobacco Settlement Authority, IA, Tobacco Settlement Asset-Backed Bonds (Series 2005C), 5.50%, 6/1/2042	2,421,475
1,000,000		Xenia Rural Water District, Water Revenue Refunding Capital Loan Notes (Series 2016), 5.00%, 12/1/2028	1,133,110
1,000,000		Xenia Rural Water District, Water Revenue Refunding Capital Loan Notes (Series 2016), 5.00%, 12/1/2036	1,084,820
		TOTAL	10,453,252
		Kansas—0.5%
2,605,000		Kansas State Development Finance Authority, (Adventist Health System/Sunbelt Obligated Group), Hospital Revenue Bonds (Series 2009D), 5.00%, 11/15/2029	2,687,735
5,000,000		Wyandotte County, KS Unified Government Utility System, Improvement & Refunding Revenue Bonds (Series 2014-A), 5.00%, 9/1/2044	5,509,600
		TOTAL	8,197,335
		Kentucky—0.6%
2,000,000		Kentucky EDFA , (Miralea), Revenue Bonds (Series 2016A), 5.00%, 5/15/2051	1,798,240
2,000,000		Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds (Series 2013), 6.00%, 7/1/2053	2,233,840
885,000		Louisville & Jefferson County, KY Metropolitan Government, (Catholic Health Initiatives), Revenue Bonds (Series 2012A), 5.00%, 12/1/2035	927,082
3,260,000		Louisville & Jefferson County, KY Metropolitan Government, (Catholic Health Initiatives), Revenue Bonds (Series 2012A), 5.00% , (United States Treasury PRF 6/1/2022@100), 12/1/2035	3,791,804
		TOTAL	8,750,966
		Louisiana—1.6%
1,000,000		Louisiana Stadium and Expo District, Senior Revenue Refunding Bonds (Series 2013A), 5.00%, 7/1/2030	1,100,300
4,235,000		Louisiana Stadium and Expo District, Senior Revenue Refunding Bonds (Series 2013A), 5.00%, 7/1/2036	4,604,758
4,000,000		Louisiana State Citizens Property Insurance Corp., Assessment Revenue Refunding Bonds (Series 2016A), 5.00%, 6/1/2023	4,615,240
2,000,000		Louisiana State Citizens Property Insurance Corp., Revenue Refunding Bonds (Series 2012), 5.00% (United States Treasury PRF 6/1/2022@100), 6/1/2024	2,329,580
4,660,000		Louisiana State Gas & Fuels Second Lien, Revenue Bonds (Series 2010B), 5.00%, 5/1/2045	5,055,261
6,175,000		St. Charles Parish, LA Gulf Opportunity Zone, Revenue Bonds (Series 2010), 4.00% TOBs (Valero Energy Corp.), Mandatory Tender 6/1/2022	6,459,359
		TOTAL	24,164,498
		Maine—0.1%
900,000		Maine Health & Higher Educational Facilities Authority, (Maine General Medical Center), Revenue Bonds (Series 2011), 6.75%, 7/1/2041	974,484
		Maryland—0.6%
925,000		Maryland State EDC, (Ports America Chesapeake, Inc.), Revenue Bonds (Series B), 5.75%, 6/1/2035	993,820
7,745,000		Maryland State Health & Higher Educational Facilities Authority, (Johns Hopkins Hospital), Revenue Bonds (Series 2015B), 1.067%, 5/5/2018	7,749,492
600,000		Westminster, MD, (Lutheran Village at Miller's Grant, Inc.), Revenue Bonds (Series 2014A), 6.00%, 7/1/2034	639,066
		TOTAL	9,382,378

Shares or Principal Amount			Value
		MUNICIPAL BONDS—continued
		Massachusetts—0.6%
$5,000,000		Massachusetts Development Finance Agency, (Partners Healthcare Systems), Revenue Bonds (Series 2016Q), 5.00%, 7/1/2041	$5,529,450
3,195,000		Massachusetts HEFA, (Northeastern University), Revenue Bonds (Series 2010A), 5.00%, 10/1/2025	3,532,168
		TOTAL	9,061,618
		Michigan—1.5%
1,000,000		Great Lakes, MI Water Authority, Water Supply System Revenue Senior Lien Bonds (Series 2016C), 5.00%, 7/1/2023	1,145,770
2,150,000		Michigan State Department of Transportation, Grant Anticipation Refunding Bonds (Series 2016), 5.00%, 3/15/2025	2,531,066
2,500,000		Michigan State Finance Authority Revenue, (Detroit, MI Sewage Disposal State System), Local Government Loan Program, Revenue Refunding Second Lien Local Project Bonds (Series 2015C-1), 5.00%, 7/1/2035	2,684,475
1,150,000		Michigan State Finance Authority Revenue, (Detroit, MI Water Supply System), Senior Lien Revenue Bonds (Series 2014 D-1), 5.00% (AGM INS), 7/1/2037	1,257,076
4,000,000		Michigan State Finance Authority Revenue, (Public Lighting Authority), Local Government Loan Program, Revenue Bonds (Series 2014B), 5.00%, 7/1/2039	4,264,960
5,000,000	[4]	Michigan State Hospital Finance Authority, (McLaren Health Care Corp.), Hospital Revenue Refunding Floating Rate Bonds (Series 2015 D-2), 1.276%, 10/15/2020	4,936,700
1,000,000		Michigan Strategic Fund, (Michigan State), LT Obligation Revenue Bonds (Series 2011), 5.25%, 10/15/2026	1,133,190
1,500,000		Saginaw, MI Hospital Finance Authority, (Covenant Medical Center, Inc.), Hospital Revenue Refunding Bonds (Series 2010H), 5.00%, 7/1/2030	1,607,790
2,700,000		Wayne County, MI Airport Authority, Revenue Bonds (Series 2012A), 5.00%, 12/1/2037	2,867,967
		TOTAL	22,428,994
		Minnesota—1.0%
3,000,000		Minnesota State, UT GO State Trunk Highway Bonds (Series 2014B), 5.00%, 8/1/2021	3,443,490
6,500,000		Minnesota State, UT GO State Various Purpose Bonds (Series 2014A), 5.00%, 8/1/2024	7,827,560
3,000,000		Minnesota State, Various Purpose Revenue Refunding UT GO Bonds (Series 2013F), 5.00%, 10/1/2021	3,455,340
600,000		Western Minnesota Municipal Power Agency, MN, Power Supply Revenue Bonds (Series 2014A), 5.00%, 1/1/2040	664,950
		TOTAL	15,391,340
		Mississippi—0.5%
6,600,000		Lowndes County, MS Solid Waste Disposal, (Weyerhaeuser Co.), PCR Refunding Bonds (Project A), 6.80%, 4/1/2022	7,673,358
		Missouri—0.2%
2,500,000		Missouri State HEFA, (BJC Health System, MO), Health Facilities Revenue Bonds, 5.00%, 1/1/2044	2,701,425
		Nebraska—0.6%
3,000,000		Central Plains Energy Project, NE, Gas Project Revenue Bonds (Project No. 3)/(Series 2012), 5.00% (Goldman Sachs & Co. GTD), 9/1/2032	3,226,350
3,000,000		Central Plains Energy Project, NE, Gas Project Revenue Bonds (Project No. 3)/(Series 2012), 5.00% (Goldman Sachs & Co. GTD), 9/1/2042	3,181,020
2,000,000		Nebraska Public Power District, General Revenue Bonds (Series 20014A), 5.00%, 1/1/2037	2,183,160
1,000,000		Nebraska Public Power District, General Revenue Bonds (Series 20014A), 5.00%, 1/1/2038	1,091,540
		TOTAL	9,682,070
		Nevada—0.5%
3,000,000		Clark County, NV Airport System, Subordinate Lien Revenue Refunding Bonds (Series 2014A-2), 5.00%, 7/1/2035	3,324,690
3,000,000		Nevada State, Capital Improvement & Cultural LT GO Bonds (Series 2013D-1), 5.00%, 3/1/2022	3,461,220
		TOTAL	6,785,910
		New Jersey—1.3%
1,315,000		New Jersey EDA, (New Jersey State), School Facilities Construction Bonds (Series 2015WW), 5.25%, 6/15/2040	1,331,806
2,000,000		New Jersey EDA, (NJ Dedicated Cigarette Excise Tax), Cigarette Tax Revenue Refunding Bonds (Series 2012), 5.00%, 6/15/2020	2,137,300
2,000,000		New Jersey State Transportation Trust Fund Authority, (New Jersey State), Federal Highway Reimbursement Revenue Notes (Series 2016A), 5.00%, 6/15/2020	2,151,140
1,000,000		New Jersey State Transportation Trust Fund Authority, (New Jersey State), Transportation Program Bonds (Series 2012AA), 5.00%, 6/15/2022	1,061,820
3,000,000		New Jersey State Transportation Trust Fund Authority, (New Jersey State), Transportation System Bonds (Series 2010D), 5.00%, 12/15/2023	3,187,050
1,200,000		New Jersey State Transportation Trust Fund Authority, (New Jersey State), Transportation System Bonds (Series 2011A), 6.00%, 6/15/2035	1,298,880

Shares or Principal Amount			Value
		MUNICIPAL BONDS—continued
		New Jersey—continued
$4,000,000		New Jersey Turnpike Authority, Turnpike Revenue Bonds (Series 2015E), 5.00%, 1/1/2034	$4,476,160
500,000		Rutgers, The State University of New Jersey, GO Refunding Bonds (Series 2013J), 5.00%, 5/1/2021	568,250
3,000,000		Tobacco Settlement Financing Corp., NJ, Tobacco Settlement Asset-Backed Bonds (Series 2007-1), 4.625%, 6/1/2026	3,010,170
		TOTAL	19,222,576
		New York—6.0%
2,000,000		Brooklyn Arena Local Development Corp., NY, PILOTs Revenue Bonds (Series 2009), 6.375% (United States Treasury PRF 1/15/2020@100), 7/15/2043	2,291,700
800,000		Brooklyn Arena Local Development Corp., NY, PILOTs Revenue Refunding Bonds (Series 2016A), 5.00%, 7/15/2042	866,520
2,000,000		Erie County, NY IDA, (Buffalo, NY City School District), School Facility Revenue Refunding Bonds (Series 2011B), 5.00%, 5/1/2020	2,210,000
2,555,000		Glen Cove, NY Local Economic Assistance Corp., (Garvies Point Public Improvement Project), Revenue Bonds (Series 2016A), 5.00%, 1/1/2056	2,358,393
2,700,000		Hudson Yards Infrastructure Corp. NY, Hudson Yards Senior Revenue Bonds (Series 2012A), 5.75%, 2/15/2047	3,056,049
3,305,000		Metropolitan Transportation Authority, NY, (MTA Transportation Revenue), Revenue Bonds (Series 2013C), 5.00%, 11/15/2042	3,637,351
1,000,000		Metropolitan Transportation Authority, NY, (MTA Transportation Revenue), Transportation Revenue Bonds (Series 2014B), 5.25%, 11/15/2039	1,136,460
4,000,000	[4]	New York City, NY IDA, (Yankee Stadium LLC), CPI PILOTs Revenue Bonds (Series 2006), (FGIC INS), 2.513%, 3/1/2021	3,978,960
2,000,000		New York City, NY Municipal Water Finance Authority, Water & Sewer Second General Resolution Revenue Bonds (Fiscal 2015 Series FF), 5.00%, 6/15/2027	2,407,080
3,000,000		New York City, NY Municipal Water Finance Authority, Water & Sewer System Second General Resolution Revenue Bonds (Fiscal 2015 Series EE), 5.00%, 6/15/2036	3,394,080
2,100,000		New York City, NY TFA, Future Tax Secured Subordinate Revenue Bonds (Series 2014A-1), 5.00%, 8/1/2036	2,374,176
1,000,000	[4]	New York City, NY, UT GO Bonds (Series 2008J, Subseries J-4), 1.21%, 8/1/2025	1,000,000
5,000,000		New York City, NY, UT GO Bonds (Series 2009E-1), 5.25%, 10/15/2017	5,154,600
2,500,000	[2,3]	New York Liberty Development Corp., (3 World Trade Center), Revenue Bonds (Series 2014 Class 1), 5.00%, 11/15/2044	2,603,700
2,500,000		New York Liberty Development Corp., (4 World Trade Center), Liberty Revenue Bonds (Series 2011), 5.75%, 11/15/2051	2,845,325
7,805,000		New York State Dormitory Authority State Personal Income Tax Revenue, General Purpose Revenue Refunding Bonds (Series 2012A), 5.00%, 12/15/2028	9,054,658
1,500,000		New York State Dormitory Authority, (Columbia University), Revenue Bonds (Series 2015B), 5.00%, 10/1/2021	1,731,330
1,250,000		New York State Thruway Authority, (New York State Thruway Authority), General Revenue Bonds (Series 2012I), 5.00%, 1/1/2037	1,383,950
9,020,000		New York State Thruway Authority, (New York State Thruway Authority), General Revenue Junior Indebtedness Obligations (Series 2013A), 5.00%, 5/1/2019	9,744,306
2,105,000		New York State Thruway Authority, (New York State Thruway Authority), General Revenue Junior Indebtedness Obligations (Series 2016A), 4.00%, 1/1/2038	2,136,533
2,000,000		New York State, UT GO Bonds (Series 2011A), 5.00%, 2/15/2020	2,227,560
2,685,000		Rockland County, NY, Public Improvement LT GO Bonds (Series 2014C), 3.00% (AGM INS), 5/1/2018	2,736,337
7,000,000		Sales Tax Asset Receivable Corp., NY, (New York State) Sales Tax Asset Revenue Bonds (Fiscal 2015 Series A), 5.00%, 10/15/2020	7,907,760
505,000		Tobacco Settlement Financing Corp., NY, (New York State), Asset-Backed Revenue Bonds (Series 2013B), 5.00%, 6/1/2022	511,828
3,650,000	[4]	Triborough Bridge & Tunnel Authority, NY, Subordinate Revenue Variable Rate Refunding Bonds (Series 2016 4A), 1.217%, 12/1/2021	3,623,063
1,500,000		TSASC, Inc. NY, Tobacco Settlement Asset Backed Senior Refunding Bonds (Series 2017A), 5.00%, 6/1/2024	1,718,415
7,500,000		TSASC, Inc. NY, Tobacco Settlement Asset-Backed Bonds (Series 2006-1), 5.125% (Original Issue Yield: 5.35%), 6/1/2042	7,501,800
		TOTAL	89,591,934
		North Carolina—0.7%
5,000,000		Charlotte-Mecklenburg Hospital Authority, NC, (Carolinas HealthCare System), Health Care Revenue & Revenue Refunding Bonds (Series 2012A), 5.00%, 1/15/2043	5,454,800
1,125,000		North Carolina Medical Care Commission, (Pennybyrn at Maryfield), Health Care Facilities First Mortgage Revenue Refunding Bonds (Series 2015), 5.00%, 10/1/2035	1,100,880
1,535,000		North Carolina Municipal Power Agency No. 1, Revenue Bonds (Series 2008C), 5.25% (United States Treasury PRF 1/1/2018@100), 1/1/2020	1,595,233
1,500,000		North Carolina Municipal Power Agency No. 1, Revenue Refunding Bonds (Series 2015A), 5.00%, 1/1/2031	1,726,815
		TOTAL	9,877,728

Shares or Principal Amount			Value
		MUNICIPAL BONDS—continued
		Ohio—2.1%
$2,750,000		American Municipal Power-Ohio, Inc., (American Municipal Power, Prairie State Energy Campus Project), Revenue Refunding Bonds (Series 2015A), 5.25%, 2/15/2033	$3,068,670
3,680,000		Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Bonds (Series A-2), 6.50%, 6/1/2047	3,601,873
1,000,000		Hamilton County, OH, (Life Enriching Communities), Healthcare Improvement and Refunding Revenue Bonds (Series 2016), 5.00%, 1/1/2051	995,100
2,335,000		JobsOhio Beverage System, OH, Statewide Senior Lien Liquor Profits Tax-Exempt Revenue Bonds (Series 2013A), 5.00%, 1/1/2038	2,573,077
1,000,000		Lucas County, OH, (ProMedica Healthcare Obligated Group), Revenue Bonds (Series 2011A), 6.00%, 11/15/2041	1,155,040
2,060,000		Muskingum County, OH, (Genesis Healthcare Corp.), Hospital Facilities Revenue Bonds (Series 2013), 5.00%, 2/15/2027	2,157,129
1,125,000		Ohio State Hospital Revenue, (University Hospitals Health System, Inc.), Hospital Revenue Bonds (Series 2016A), 5.00%, 1/15/2041	1,211,591
3,000,000		Ohio State Hospital Revenue, (University Hospitals Health System, Inc.), Hospital Revenue Bonds (Series 2016A), 5.00%, 1/15/2046	3,209,910
3,500,000		Ohio State Turnpike & Infrastructure Commission, Turnpike Junior Lien Revenue Bonds (Series 2013A-1), 5.00%, 2/15/2048	3,824,625
1,200,000		Ohio State Turnpike & Infrastructure Commission, Turnpike Junior Lien Revenue Bonds (Series 2013A-1), 5.25%, 2/15/2030	1,372,860
5,000,000		Ohio State, Capital Facilities Lease-Appropriation Bonds (Series 2016A), 5.00%, 2/1/2028	5,871,900
400,000		Toledo-Lucas County, OH Port Authority, (CSX Corp.), Revenue Bonds, 6.45%, 12/15/2021	477,856
1,500,000		University of Cincinnati, OH, General Receipts Bonds (Series 2013C), 5.00%, 6/1/2039	1,684,050
		TOTAL	31,203,681
		Oklahoma—0.1%
1,000,000		Tulsa, OK Industrial Authority, (Montereau, Inc.), Senior Living Community Revenue Bonds (Series 2010A), 7.25%, 11/1/2045	1,060,770
		Oregon—0.1%
700,000		Yamhill County, OR Hospital Authority, (Friendsview Retirement Community), Revenue Refunding Bonds (Series 2016A), 5.00%, 11/15/2031	725,676
100,000		Yamhill County, OR Hospital Authority, (Friendsview Retirement Community), Revenue Refunding Bonds (Series 2016A), 5.00%, 11/15/2036	102,152
		TOTAL	827,828
		Pennsylvania—2.5%
4,785,000		Allentown, PA Neighborhood Improvement Zone Development Authority, Tax Revenue Bonds (Series 2012A), 5.00%, 5/1/2042	4,956,542
2,000,000	[4]	Berks County, PA Municipal Authority, (Reading Hospital & Medical Center) Variable Rate Revenue Bonds (Series 2012B), 2.16%, 7/1/2022	2,014,200
1,000,000		Chester County, PA IDA, (Collegium Charter School), Revenue Bonds (Series 2012A), 5.25%, 10/15/2032	978,990
1,355,000		Cumberland County, PA Municipal Authority, (Diakon Lutheran Social Ministries), Revenue Bonds (Series 2015), 5.00%, 1/1/2038	1,426,382
1,000,000		Cumberland County, PA Municipal Authority, (Dickinson College), Revenue Bonds (Series 2016), 5.00%, 5/1/2029	1,154,360
1,000,000		Northampton County, PA General Purpose Authority, (St. Luke's Hospital of Bethlehem), Hospital Revenue Bonds (Series 2008A), 5.25% (United States Treasury PRF 8/15/2018@100), 8/15/2024	1,063,120
2,500,000		Northampton County, PA General Purpose Authority, (St. Luke's Hospital of Bethlehem), Hospital Revenue Bonds (Series 2008A), 5.50% (United States Treasury PRF 8/15/2018@100), 8/15/2035	2,667,300
5,000,000		Pennsylvania State Higher Education Facilities Authority, (Thomas Jefferson University), Fixed Rate Revenue Bonds (Series 2015A), 5.00%, 9/1/2045	5,479,650
1,000,000		Pennsylvania State Turnpike Commission, Oil Franchise Tax Senior Revenue Refunding Bonds (Series 2016A), 5.00%, 12/1/2031	1,159,020
2,055,000		Pennsylvania State Turnpike Commission, Revenue Bonds (Series 2013C), 5.00%, 12/1/2043	2,268,391
2,000,000		Pennsylvania State Turnpike Commission, Turnpike Subordinate Revenue Bonds (Sub-Series B-1 of 2015), 5.00%, 12/1/2045	2,149,040
2,140,000	[4]	Pennsylvania State Turnpike Commission, Variable Rate Turnpike Revenue Bonds (Series 2013B), 1.93%, 12/1/2020	2,159,966
500,000		Philadelphia Authority for Industrial Development, (PresbyHomes Germantown/Morrisville), Senior Living Revenue Bonds (Series 2005A), 5.625%, 7/1/2035	502,340
4,250,000		Philadelphia Authority for Industrial Development, (Temple University), Revenue Bonds (Second Series 2016), 5.00%, 4/1/2031	4,795,785
1,110,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority, (Temple University Health System Obligated Group), Hospital Revenue Bonds (Series 2012A), 5.625%, 7/1/2042	1,182,894
3,000,000		Philadelphia, PA Water & Wastewater System, Revenue Refunding Bonds (Series 2012), 5.00%, 11/1/2027	3,402,960
		TOTAL	37,360,940
		Puerto Rico—0.2%
2,165,000	[1,5]	Commonwealth of Puerto Rico, GO Bonds (Series 2014A), 8.00%, 7/1/2035	1,539,856
1,500,000		Puerto Rico Electric Power Authority, Power Revenue Bonds (Series 2013A), 7.00%, 7/1/2033	974,790
		TOTAL	2,514,646

Shares or Principal Amount			Value
		MUNICIPAL BONDS—continued
		Rhode Island—0.1%
$1,235,000		Rhode Island State Health and Educational Building Corp., (Lifespan Obligated Group), Hospital Financing Revenue Refunding Bonds (Series 2016), 5.00%, 5/15/2032	$1,331,948
		South Dakota—0.1%
1,000,000		Educational Enhancement Funding Corp., SD, Tobacco Settlement Revenue Bonds (Series 2013B), 5.00%, 6/1/2023	1,127,460
		Tennessee—0.7%
6,000,000		Rutherford County, TN Health and Educational Facilities Board, (Ascension Health Alliance Senior Credit Group), Revenue Bonds (Series 2012C), 5.00%, 11/15/2047	6,652,380
1,280,000		Tennessee Energy Acquisition Corp., Gas Revenue Bonds (Series 2006A), 5.25% (Goldman Sachs Group, Inc. GTD), 9/1/2023	1,462,362
2,000,000		Tennessee State School Board Authority, Higher Educational Facilities Second Program Bonds (Series 2013A), 5.00%, 11/1/2029	2,307,460
		TOTAL	10,422,202
		Texas—5.7%
1,150,000		Austin, TX Airport System, Revenue Bonds (Series 2017A), 5.00%, 11/15/2041	1,304,077
1,700,000		Bexar County, HFDC, (Army Retirement Residence Foundation), Revenue Bonds (Series 2007), 5.00%, 7/1/2033	1,709,809
365,000		Bexar County, HFDC, (Army Retirement Residence Foundation), Revenue Bonds (Series 2007), 5.00% (United States Treasury PRF 7/1/2017@100), 7/1/2033	371,362
2,000,000		Central Texas Regional Mobility Authority, Senior Lien Revenue Bonds (Series 2011), 6.25% (United States Treasury PRF 1/1/2021@100), 1/1/2046	2,350,840
1,080,000		Clifton Higher Education Finance Corp., TX, (Idea Public Schools), 6.00%, 8/15/2033	1,225,098
500,000		Clifton Higher Education Finance Corp., TX, (Idea Public Schools), Education Revenue Bonds (Series 2012), 5.00%, 8/15/2042	511,145
3,000,000		Clifton Higher Education Finance Corp., TX, (Uplift Education), Revenue Bonds (Series 2015A), 5.00%, 12/1/2035	3,164,970
3,000,000		Corpus Christi, TX Utility System, Junior Lien Revenue Improvement Bonds (Series 2015A), 5.00%, 7/15/2040	3,324,540
1,000,000		Dallas, TX Waterworks & Sewer System, Revenue Refunding Bonds (Series 2013), 5.00%, 10/1/2031	1,140,740
5,000,000		Dallas-Fort Worth, TX International Airport, Joint Revenue Refunding Bonds (Series 2012B), 5.00%, 11/1/2035	5,514,050
750,000		Decatur, TX Hospital Authority, (Wise Regional Health System), Hospital Revenue Bonds (Series 2014A), 5.25%, 9/1/2044	778,695
5,000,000		Grand Parkway Transportation Corp., TX, Subordinate Tier Toll Revenue Bonds (Series 2013B TELA Supported), 5.25%, 10/1/2051	5,636,650
2,000,000		Harris County, TX Education Facilities Finance Corp., (Brazos Presbyterian Homes, Inc.), First Mortgage Revenue Bonds (Series 2016), 5.00%, 1/1/2048	2,055,680
5,000,000	[4]	Houston, TX Combined Utility System, First Lien Revenue Refunding Bonds (Series 2012A), 1.56%, 5/1/2020	4,979,250
2,000,000		Houston, TX Combined Utility System, First Lien Revenue Refunding Bonds (Series 2014D), 5.00%, 11/15/2044	2,243,420
265,000		Houston, TX Higher Education Finance Corp., (Cosmos Foundation, Inc.), Education Revenue Bonds (Series 2011A), 6.875% (United States Treasury PRF 5/15/2021@100), 5/15/2041	322,407
1,965,000		Leander, TX ISD, UT GO Refunding Bonds (Series 2013A), 5.00% (PSFG GTD), 8/15/2031	2,248,156
325,000		New Hope Cultural Education Facilities Finance Corp., (MRC Crestview), Retirement Facility Revenue Bonds (Series 2016), 5.00%, 11/15/2036	317,002
900,000		New Hope Cultural Education Facilities Finance Corp., (MRC Crestview), Retirement Facility Revenue Bonds (Series 2016), 5.00%, 11/15/2046	863,613
650,000		New Hope Cultural Education Facilities Finance Corporation, (MRC Langford), Retirement Facility Revenue Bonds (Series 2016A), 5.50%, 11/15/2046	592,950
915,000		North Texas Tollway Authority, First Tier Revenue Refunding Bonds (Series 2015B), 5.00%, 1/1/2045	1,013,161
1,665,000		North Texas Tollway Authority, System First Tier Revenue Refunding Bonds (Series 2011B), 5.00%, 1/1/2038	1,784,597
1,500,000		North Texas Tollway Authority, System First Tier Revenue Refunding Bonds (Series 2016A), 5.00%, 1/1/2030	1,711,725
3,000,000		North Texas Tollway Authority, System Second Tier Revenue Refunding Bonds (Series 2014B), 5.00%, 1/1/2031	3,370,200
835,000		Red River, TX HFDC, (MRC The Crossings), Retirement Facility Revenue Bonds (Series 2014A), 7.50%, 11/15/2034	934,557
3,000,000		San Antonio, TX Electric & Gas System, Revenue Bonds (New Series 2015), 5.00%, 2/1/2032	3,472,740
750,000		San Antonio, TX Electric & Gas System, Revenue Refunding Bonds (New Series 2015), 5.00%, 2/1/2027	896,595
5,000,000	[4]	San Antonio, TX Water System, Variable Rate Junior Lien Revenue & Refunding Bonds (Series 2014B), 1.06%, 11/1/2017	5,000,800
2,000,000		Tarrant County, TX Cultural Education Facilities Finance Corp., (Air Force Village), Retirement Facility Revenue Bonds (Series 2007), 5.125% (United States Treasury PRF 5/15/2017@100), 5/15/2037	2,024,680
1,000,000		Tarrant County, TX Cultural Education Facilities Finance Corp., (Querencia at Barton Creek), Retirement Facility Revenue Bonds (Series 2015), 5.00%, 11/15/2040	1,046,990
5,000,000		Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue Bonds (Series 2008D), 6.25% (Bank of America Corp. GTD), 12/15/2026	5,896,450

Shares or Principal Amount			Value
		MUNICIPAL BONDS—continued
		Texas—continued
$2,965,000		Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Senior Lien Revenue Bonds (Series 2006A), 5.25% (Bank of America Corp. GTD), 12/15/2026	$3,437,799
1,380,000		Texas State Department of Housing & Community Affairs, Residential Mortgage Revenue Bonds (Series 2009A), 5.30% (GNMA COL), 7/1/2034	1,415,300
4,000,000		Texas State Public Finance Authority, (Texas State), GO Refunding Bonds (Series 2014A), 5.00%, 10/1/2020	4,506,680
2,500,000		Texas State Public Finance Authority, (Texas State), GO Refunding Bonds (Series 2014A), 5.00%, 10/1/2021	2,876,400
3,870,000		Texas State Transportation Commission, (Central Texas Turnpike System), First Tier Revenue Refunding Bonds (Series 2012-A), 5.00%, 8/15/2041	4,216,868
		TOTAL	84,259,996
		Virginia—0.1%
1,500,000		Chesapeake Bay Bridge & Tunnel District, VA, First Tier General Resolution Revenue Bonds (Series 2016), 5.00%, 7/1/2046	1,615,470
		Washington—1.6%
750,000		Central Puget Sound, WA Regional Transit Authority Sales Tax and Motor Vehicle Excise Tax Revenue Bonds (Series 2016 S-1), 5.00%, 11/1/2024	904,575
2,750,000		Central Puget Sound, WA Regional Transit Authority Sales Tax Improvement & Refunding Bonds (Series 2015S-1)/(Green Bonds), 5.00%, 11/1/2029	3,244,560
4,000,000		Port of Seattle, WA, LT GO Refunding Bonds (Series 2013A), 5.00%, 11/1/2021	4,602,960
3,650,000		Port of Tacoma, WA, LT GO Bonds (Series 2008A), 5.00% (United States Treasury PRF 6/1/2018@100), 12/1/2030	3,840,603
615,000		Tobacco Settlement Authority, WA, Tobacco Settlement Revenue Refunding Bonds (Series 2013), 5.25%, 6/1/2031	663,222
1,500,000	[2,3]	Washington State Housing Finance Commission, (Presbyterian Retirement Communities Northwest), Revenue Bonds (Series 2016), 5.00%, 1/1/2031	1,526,115
1,755,000	[2,3]	Washington State Housing Finance Commission, (Presbyterian Retirement Communities Northwest), Revenue Bonds (Series 2016), 5.00%, 1/1/2036	1,760,370
2,000,000	[2,3]	Washington State Housing Finance Commission, (Rockwood Retirement Communities), Nonprofit Housing Revenue & Refunding Revenue Bonds (Series 2014A), 7.375%, 1/1/2044	2,259,180
4,950,000		Washington State, Motor Vehicle Fuel Tax UT GO Refunding Bonds (Series R-2015D), 5.00%, 7/1/2019	5,392,976
		TOTAL	24,194,561
		West Virginia—0.4%
5,000,000		West Virginia State Commissioner of Highways, SO Bonds (Series 2016A), 5.00%, 9/1/2020	5,586,500
		Wisconsin—0.5%
2,450,000		Wisconsin HEFA, (Hospital Sisters Services, Inc.), Revenue Refunding Bonds (Series 2014A), 5.00%, 11/15/2029	2,789,374
4,665,000		Wisconsin State General Fund Appropriation, (Wisconsin State), Revenue Bonds (Series 2009A), 5.75%, 5/1/2033	5,069,455
		TOTAL	7,858,829
		Wyoming—0.1%
1,250,000		Laramie County, WY, (Cheyenne Regional Medical Center), Hospital Revenue Bonds (Series 2012), 5.00%, 5/1/2037	1,328,463
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $733,622,460)	748,254,895
		SHORT-TERM MUNICIPALS—2.5%[6]
		Florida—1.6%
3,300,000		Manatee County, FL, Pollution Control Revenue Refunding Bonds (Series 1994) Daily VRDNs (Florida Power & Light Co.), 0.69%, 2/1/2017	3,300,000
20,000,000		Martin County, FL PCRBs, (Series 2000) Daily VRDNs (Florida Power & Light Co.), 0.64%, 2/1/2017	20,000,000
1,000,000		St. Lucie County, FL PCRBs, (Series 2000) Daily VRDNs (Florida Power & Light Co.), 0.64%, 2/1/2017	1,000,000
		TOTAL	24,300,000
		Louisiana—0.0%
100,000		Louisiana Public Facilities Authority, (Series 2008A) Daily VRDNs (Air Products & Chemicals, Inc.), 0.60%, 2/1/2017	100,000
		Michigan—0.2%
1,000,000		Kent Hospital Finance Authority, MI, (Series 2008B-3) Weekly VRDNs (Spectrum Health), (Wells Fargo Bank, N.A. LIQ), 0.66%, 2/7/2017	1,000,000
1,100,000		Michigan Higher Education Facilities Authority, (Series 2006) Weekly VRDNs (Albion College), (JPMorgan Chase Bank, N.A. LOC), 0.65%, 2/7/2017	1,100,000
		TOTAL	2,100,000

Shares or Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[6]
	New York—0.6%
$200,000	New York City, NY Municipal Water Finance Authority, (Senior Revenue Bonds) (Fiscal 2008 Series B-3) Daily VRDNs (Bank of America N.A. LIQ), 0.63%, 2/1/2017	$200,000
100,000	New York City, NY Municipal Water Finance Authority, (Series 2001F-1) Daily VRDNs (Mizuho Bank Ltd. LIQ), 0.65%, 2/1/2017	100,000
1,700,000	New York City, NY Municipal Water Finance Authority, Second General Resolution (Fiscal 2011 Series FF-2) Daily VRDNs, (Landesbank Hessen-Thuringen LIQ), 0.66%, 2/1/2017	1,700,000
150,000	New York City, NY, (Series 2013D-3) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.63%, 2/1/2017	150,000
400,000	New York City, NY, 2015 Series F (Subseries F-5) Daily VRDNs (Barclays Bank PLC LIQ), 0.61%, 2/1/2017	400,000
5,800,000	Triborough Bridge & Tunnel Authority, NY, General Revenue Bonds (Series 2002F) Daily VRDNs (Landesbank Hessen-Thuringen LOC), 0.67%, 2/1/2017	5,800,000
	TOTAL	8,350,000
	Ohio—0.1%
150,000	Allen County, OH, (Series 2010C) Daily VRDNs (Mercy Health), (MUFG Union Bank, N.A. LOC), 0.64%, 2/1/2017	150,000
100,000	Alliance, OH, (Series 2003) Daily VRDNs (Alliance Community Hospital) , (JPMorgan Chase Bank, N.A. LOC), 0.61%, 2/1/2017	100,000
1,400,000	Ohio State Higher Educational Facility Commission, (Series 2008 B-4) Daily VRDNs (Cleveland Clinic), (Barclays Bank PLC LIQ), 0.61%, 2/1/2017	1,400,000
	TOTAL	1,650,000
	Pennsylvania—0.0%
200,000	Philadelphia, PA Hospitals & Higher Education Facilities Authority, (Series 2002-A) Daily VRDNs (Children's Hospital of Philadelphia), (Wells Fargo Bank, N.A. LIQ), 0.61%, 2/1/2017	200,000
	Texas—0.0%
400,000	Harris County, TX HFDC, (Subseries 2008A-1) Daily VRDNs (Methodist Hospital, Harris County, TX), 0.62%, 2/1/2017	400,000
	TOTAL SHORT-TERM MUNICIPALS—2.5% (IDENTIFIED COST $37,100,000)	37,100,000
	TOTAL INVESTMENTS—99.7% (IDENTIFIED COST $1,398,380,917)[7]	1,478,561,672
	OTHER ASSETS AND LIABILITIES - NET—0.3%[8]	3,910,210
	TOTAL NET ASSETS—100%	$1,482,471,882
At January 31, 2017, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
[1]United States Treasury Notes 5 Year, Short Futures	105	$12,376,055	March 2017	$20,275
[1]United States Treasury Notes 10-Year, Short Futures	100	$12,446,875	March 2017	$42,734
UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$63,009
The average notional value of short futures contracts held by the Fund throughout the period was $23,432,071. This is based on amounts held as of each month-end throughout the three-month period.
Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net”.
At January 31, 2017, the Fund held no securities that are subject to the federal alternative minimum tax (AMT).
1	Non-income-producing security.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2017, these restricted securities amounted to $16,339,206, which represented 1.1% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2017, these liquid restricted securities amounted to $16,339,206, which represented 1.1% of total net assets.
4	Floating rate note with current rate and current maturity or tender date shown.
5	Security in default.
6	Current rate and next reset date shown for Variable Rate Demand Notes.

7	At January 31, 2017, the cost of investments for federal tax purposes was $1,398,144,279. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from: (a) the translation from foreign currencies to U.S. dollars of assets and liabilities other than investments in securities; and (b) futures contracts was $80,417,393. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $97,409,500 and net unrealized depreciation from investments for those securities having an excess of cost over value of $16,992,107.
8	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2017.
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
AGM	—Assured Guaranty Municipal Corp.
CDA	—Community Development Authority
COL	—Collateralized
COPs	—Certificates of Participation
CPI	—Consumer Price Index
EDA	—Economic Development Authority
EDC	—Economic Development Corporation
EDFA	—Economic Development Finance Authority
FGIC	—Financial Guaranty Insurance Company
GNMA	—Government National Mortgage Association
GO	—General Obligation
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
INS	—Insured
ISD	—Independent School District
LIQ	—Liquidity Agreement
LO	—Limited Obligation
LOC	—Letter of Credit
LT	—Limited Tax
PCR	—Pollution Control Revenue
PCRBs	—Pollution Control Revenue Bonds
PILOTs	—Payment in Lieu of Taxes
PRF	—Pre-refunded
PSFG	—Public School Fund Guarantee
RACs	—Revenue Anticipation Certificates
SIFMA	—Securities Industry and Financial Markets Association
SO	—Special Obligation
TELA	—Toll Equity Loan Agreement
TFA	—Transitional Finance Authority
TOBs	—Tender Option Bonds
USDT	—Unified School District
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including, but not limited to, industry changes and relevant government actions.

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”) is deemed representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2017, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1– Quoted Prices	Level 2– Other Significant Observable Inputs	Level 3– Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$629,609,809	$—	$—	$629,609,809
International	63,596,968	—	—	63,596,968
Debt Securities:
Municipal Bonds	—	748,254,895	—	748,254,895
Short-Term Municipals	—	37,100,000	—	37,100,000
TOTAL SECURITIES	$693,206,777	$785,354,895	$—	$1,478,561,672
Other Financial Instruments:[1]
Assets	$63,009	$—	$—	$63,009
Liabilities	—	—	—	—
OTHER FINANCIAL INSTRUMENTS	$63,009	$—	$—	$63,009
1	Other financial instruments include futures contracts.

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Income Securities Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date March 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date March 24, 2017

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date March 24, 2017